Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Cost:
Product and distribution rights, cost	$ 85,859	$ 127,766
Intangible assets acquired in business combination, cost	63,800
Intangible assets and deferred costs, cost	149,659	127,766
Accumulated amortization:
Product and distribution rights, accumulated amortization	82,148	80,432
Intangible assets acquired in business combination, accumulated amortization	3,927
Intangible assets and deferred costs, accumulated amortization	86,075	80,432
Intangible assets and deferred costs, net	$ 63,584	$ 47,334